SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Deposits and Marketable Securities [Abstract]
Short Term Deposits and Marketable Securities [Table Text Block]
	DECEMBER 31,
	2012	2011

Bank deposits (1)	$30,310	$28,243
Marketable securities- government and corporate bonds (2)	10,600	10,945
Marketable securities- equities(3)	5,035	-
	$45,945	$39,188

(1) The bank deposits bear interest at an average annual rate of 1.3% and 2.1% for 2012 and 2011, respectively.

(2) The Bonds provide a yield at an average annual rate of 1.55% and 0.9% for 2012 and 2011, respectively.

(3) Unrealized net gains are immaterial